Loss Per Share	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Loss Per Share
10
Loss per share

The following table sets forth the computation of basic and diluted loss per share attributable to ordinary shareholders for the six months ended June 30, 2024 and 2023 (in $ millions, except share amounts which are reflected in thousands, and per share amounts):

	For six months ended June 30
	2024	2023
	$	$

Loss for the period	(184)	(397)
Less: Loss attributable to non-controlling interests	27	19
Loss for the period attributable to ordinary shareholders	(157)	(378)
Basic weighted-average ordinary shares outstanding	3,950,064	3,877,027
Basic loss per share attributable to ordinary shareholders	(0.04)	(0.10)
Diluted loss per share attributable to ordinary shareholders	(0.04)	(0.10)

As the Group incurred net losses for the six months ended June 30, 2024 and 2023 basic loss per share was the same as diluted loss per share.

The following potentially dilutive outstanding securities (reflected in thousands of GHL ordinary shares) were excluded from the computation of diluted loss per ordinary share either because their effects would have been antidilutive for the six months ended June 2024 and 2023, or are contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	For six months ended June 30
	2024	2023
Warrants	26,000	26,000
Restricted ordinary shares (Note 6)	4,920	10,817
Share options (Note 8)	44,089	53,496
RSUs (Note 8)	158,171	148,323
Shares committed under ESPP (Note 8)	2,198	2,263
Options to swap the shares in GHL subsidiaries for GHL Class A Ordinary Shares	121,450	121,450
Total	356,828	362,349